Basis of Presentation and Summary of Significant Accounting Policies, Comprehensive Income (Loss) (Details) - USD ($) $ in Millions	12 Months Ended
	Sep. 28, 2024	Sep. 30, 2023
Accumulated Other Comprehensive Income (Loss) [Roll Forward]
Beginning balance	$ 3,216
Ending balance	3,608	$ 3,216
Accumulated Other Comprehensive Loss [Member]
Accumulated Other Comprehensive Income (Loss) [Roll Forward]
Beginning balance	(336)	(403)
Other comprehensive income (loss)	81	101
Net amount reclassified from accumulated other comprehensive income (loss)	(40)	(34)
Ending balance	(295)	(336)
Currency Translation [Member]
Accumulated Other Comprehensive Income (Loss) [Roll Forward]
Beginning balance	(340)	(455)
Other comprehensive income (loss)	111	115
Ending balance	(229)	(340)
Defined Benefit Pension and Retiree Health Benefit Plans [Member]
Accumulated Other Comprehensive Income (Loss) [Roll Forward]
Beginning balance	(84)	(32)
Other comprehensive income (loss)	40	(53)
Net amount reclassified from accumulated other comprehensive income (loss)		1
Ending balance	(44)	(84)
Derivative Instruments [Member]
Accumulated Other Comprehensive Income (Loss) [Roll Forward]
Beginning balance	88	84
Other comprehensive income (loss)	(70)	39
Net amount reclassified from accumulated other comprehensive income (loss)	(40)	(35)
Ending balance	$ (22)	$ 88